First Trust Dorsey Wright Momentum and Dividend ETF Average Annual Total Returns			12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dorsey Wright Momentum Plus Dividend Yield(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.97%		14.72%
Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.12%		12.43%					10.83%		10.16%	10.26%	11.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
First Trust Dorsey Wright Momentum and Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.18%		13.92%					10.56%		9.35%
Performance Inception Date		Mar. 10, 2014
First Trust Dorsey Wright Momentum and Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.26%		12.64%					9.31%		8.11%
First Trust Dorsey Wright Momentum and Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.18%		10.48%					7.96%		6.98%

[1]	On September 6, 2018, the Fund's underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the "Index"). Therefore, the Fund's performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.